UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2005 - January 31, 2006

Item 1.  Schedule of Investments.

--------------------------------------------------------------------------------
DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (unaudited)
--------------------------------------------------------------------------------

      SHARES                           SECURITY DESCRIPTION                                                  VALUE

COMMON STOCK - 98.6%
CONSUMER DISCRETIONARY - 14.8%
               376 Brunswick Corp.                                                                          $ 14,134
             1,119 Comcast Corp., Class A+                                                                    31,131
               415 Costco Wholesale Corp.                                                                     20,704
               746 CVS Corp.                                                                                  20,709
               396 Darden Restaurants, Inc.                                                                   16,101
               393 Dow Jones & Co., Inc.                                                                      14,938
               276 Federated Department Stores, Inc.                                                          18,390
               985 Gap, Inc.                                                                                  17,819
               716 Hasbro, Inc.                                                                               15,179
               443 Lowe's Cos., Inc.                                                                          28,153
               723 Limited Brands                                                                             17,106
               256 Marriott International, Inc., Class A                                                      17,060
               389 McGraw-Hill Cos, Inc.                                                                      19,855
               564 New York Times Co., Class A                                                                15,961
               220 Nike, Inc., Class B                                                                        17,809
               534 Office Depot, Inc. +                                                                       17,702
               679 Starbucks Corp.+                                                                           21,524
               510 Target Corp.                                                                               27,923
               394 Tiffany & Co.                                                                              14,854
               539 Tribune Co.                                                                                15,636
             1,019 Wal-Mart Stores, Inc.                                                                      46,986
             1,089 Walt Disney Co.                                                                            27,563
               214 WW Grainger, Inc.                                                                          15,179
               377 Yum! Brands, Inc.                                                                          18,650
                                                                                                      --------------------
                                                                                                             491,066
                                                                                                      --------------------

CONSUMER STAPLES - 9.8%
               617 Avon Products, Inc.                                                                         17,473
               284 Clorox Co.                                                                                  16,997
               817 Coca-Cola Enterprises, Inc.                                                                 16,128
               821 ConAgra Foods, Inc.                                                                         17,019
               384 General Mills, Inc.                                                                         18,666
               511 HJ Heinz Co.                                                                                17,343
               395 Kellogg Co.                                                                                 16,946
               366 Kimberly-Clark Corp.                                                                        20,906
               251 Monsanto Co.                                                                                21,237
               531 Pepsi Bottling Group, Inc.                                                                  15,399
               714 PepsiCo, Inc.                                                                               40,827
             1,192 Procter & Gamble Co.                                                                        70,602




               707 Safeway, Inc.                                                                               16,572
               969 Sara Lee Corp.                                                                              17,713
                                                                                                      -----------------
                                                                                                               323,828
                                                                                                      --------------------

ENERGY - 8.0%
               865 Chevron Corp.                                                                               51,364
               609 ConocoPhillips                                                                              39,402
             1,995 Exxon Mobil Corp.                                                                          125,186
               330 Halliburton Co.                                                                             26,252
               406 Valero Energy Corp.                                                                         25,347
                                                                                                      --------------------
                                                                                                              267,551
                                                                                                      --------------------

FINANCIALS - 17.2%
               451 Allstate Corp.                                                                              23,474
               617 AmSouth Bancorp                                                                             17,035
             1,633 Bank of America Corp.                                                                       72,228
             1,740 Citigroup, Inc.                                                                             81,049
               411 First Horizon National Corp.                                                                15,565
               234 Goldman Sachs Group, Inc.                                                                   33,052
               680 Huntington Bancshares, Inc.                                                                 15,776
             1,359 JPMorgan Chase & Co.                                                                        54,020
               518 Mellon Financial Corp.                                                                      18,270
               505 Metlife, Inc.                                                                               25,331
               299 Moody's Corp.                                                                               18,933
               547 Morgan Stanley                                                                              33,613
               335 Northern Trust Corp.                                                                        17,490
               294 PNC Financial Services Group, Inc.                                                          19,069
               507 St. Paul Travelers Cos., Inc.                                                               23,008
               334 State Street Corp.                                                                          20,194
               222 T Rowe Price Group, Inc.                                                                    16,967
               714 Wachovia Corp.                                                                              39,149
               608 Washington Mutual, Inc.                                                                     25,731
                                                                                                      --------------------
                                                                                                              569,954
                                                                                                      --------------------

HEALTH CARE - 16.2%
               786 Abbott Laboratories                                                                         33,916
               237 Aetna, Inc.                                                                                 22,942
               211 Bausch & Lomb, Inc.                                                                         14,253
               538 Baxter International, Inc.                                                                  19,825
               460 Biomet, Inc.                                                                                17,393
             1,180 Bristol-Myers Squibb Co.                                                                    26,892
               568 Eli Lilly & Co.                                                                             32,160
               272 Genzyme Corp. +                                                                             19,296
               278 Guidant Corp.                                                                               20,461
               358 Hospira, Inc. +                                                                             16,021
             1,073 Johnson & Johnson                                                                           61,740
               580 Medtronic, Inc.                                                                             32,753
               230 Millipore Corp. +                                                                           15,819
             2,656 Pfizer, Inc.                                                                                68,206
             1,121 Schering-Plough Corp.                                                                       21,467


               369 St. Jude Medical, Inc. +                                                                    18,129
               622 UnitedHealth Group, Inc.                                                                    36,959
               378 WellPoint, Inc.+                                                                            29,030
               679 Wyeth                                                                                       31,404
                                                                                                      --------------------
                                                                                                              538,666
                                                                                                      --------------------

INDUSTRIALS - 9.6%
               401 3M Co.                                                                                      29,173
               520 Bemis Co.                                                                                   15,870
               162 Cummins, Inc.                                                                               15,763
               271 Deere & Co.                                                                                 19,447
               257 Eaton Corp.                                                                                 17,013
               250 Fisher Scientific International, Inc. +                                                     16,717
             3,415 General Electric Co.                                                                       111,841
               317 Lockheed Martin Corp.                                                                       21,445
               505 Molex, Inc.                                                                                 15,276
               332 Northrop Grumman Corp.                                                                      20,627
               359 Rockwell Collins, Inc.                                                                      16,844
               219 Textron, Inc.                                                                               18,497
                                                                                                      --------------------
                                                                                                              318,513
                                                                                                      --------------------

INFORMATION TECHNOLOGY - 13.3%
               534 Adobe Systems, Inc.                                                                         21,210
             1,193 Applied Materials, Inc.                                                                     22,727
             2,496 Cisco Systems, Inc.+                                                                        46,351
               724 Electronic Data Systems Corp.                                                               18,238
             1,252 Hewlett-Packard Co.                                                                         39,037
               620 IBM                                                                                         50,406
             2,351 Intel Corp.                                                                                 50,006
             3,128 Microsoft Corp.                                                                             88,053
             1,690 Novell, Inc.+                                                                               16,461
             2,203 Oracle Corp.+                                                                               27,692
             1,407 Tellabs, Inc. +                                                                             17,996
               900 Texas Instruments, Inc.                                                                     26,307
               609 Xilinx, Inc.                                                                                17,149
                                                                                                      --------------------
                                                                                                              441,633
                                                                                                      --------------------

MATERIALS - 4.9%
               240 Ashland, Inc.                                                                               15,821
               607 Dow Chemical Co.                                                                            25,676
               303 Eastman Chemical Co.                                                                        14,608
               451 Ecolab, Inc.                                                                                16,150
               572 International Paper Co.                                                                     18,664
               562 MeadWestvaco Corp.                                                                          15,000
               374 Newmont Mining Corp.                                                                        23,113
               342 Temple-Inland, Inc.                                                                         16,040
               278 Weyerhaeuser Co.                                                                            19,393
                                                                                                      --------------------
                                                                                                              164,465
                                                                                                      --------------------


TELECOMMUNICATION SERVICES - 1.2%
             1,280 Verizon Communications, Inc.                                                                40,525
                                                                                                      --------------------


UTILITIES - 3.6%
               368 Consolidated Edison, Inc.                                                                   17,300
               349 Nicor, Inc.                                                                                 14,274
               353 Pinnacle West Capital Corp.                                                                 15,041
               394 Progress Energy, Inc.                                                                       17,186
               365 Sempra Energy                                                                               17,538
               408 TXU Corp.                                                                                   20,661
               848 Xcel Energy, Inc.                                                                           16,468
                                                                                                      --------------------
                                                                                                              118,468
                                                                                                      --------------------


Total Common Stock (Cost $3,202,258)                                                                      $ 3,274,669
                                                                                                      --------------------

    PRINCIPAL

SHORT-TERM INVESTMENTS - 0.8%
MONEY MARKET DEPOSIT ACCOUNT - 0.8%
           $26,890 Citibank Money Market Deposit Account (Cost $26,890)                                        26,890
                                                                                                      --------------------

Total Investments - 99.4%  (Cost $3,229,148)*                                                             $ 3,301,559
Other Assets & Liabilities, Net - 0.6%                                                                         20,690
                                                                                                      --------------------
NET ASSETS - 100.0%                                                                                       $ 3,322,249
                                                                                                      ====================

--------------------------------------------------------------------------------

+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for fianncial statement purposes and net unrealized appreciation
 (depreciation) consists of:

                   Gross Unrealized Appreciation                                                                $ 131,610
                   Gross Unrealized Depreciation                                                                  (59,199)
                                                                                                      --------------------
                   Net Unrealized Appreciation (Depreciation)                                                    $ 72,411
                                                                                                      ====================

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   SECURITY
              SHARES                                              DESCRIPTION                                        VALUE
------------------------------------   ------------------------------------------------------------------   ------------------------

COMMON STOCK - 97.6%

BEVERAGES - 2.5%
                             17,500    Constellation Brands, Inc., Class A +                                              $ 467,075
                                                                                                            ------------------------
BUSINESS SERVICES - 4.2%
                             10,000    Cendant Corp.                                                                        167,400
                             43,200    Dendrite International, Inc.+                                                        627,264
                                                                                                            ------------------------

                                                                                                                            794,664
                                                                                                            ------------------------
DOMESTIC DEPOSITORY INSTITUTIONS - 8.5%
                             14,000    Commerce Bancorp, Inc.                                                               468,160
                             13,500    Fidelity Bankshares, Inc.                                                            459,945
                             16,200    IndyMac Bancorp, Inc.                                                                661,932
                                                                                                            ------------------------
                                                                                                                          1,590,037
                                                                                                            ------------------------
DRUGS/PHARMACEUTICAL PREPARATIONS - 15.2%
                             37,000    Andrx Corp.+                                                                         649,350
                              6,000    Cephalon, Inc.+                                                                      425,340
                             13,000    Endo Pharmaceuticals Holdings, Inc.+                                                 373,100
                             18,000    Medicis Pharmaceutical Corp., Class A                                                556,380
                             26,000    Par Pharmaceutical Co., Inc.+                                                        860,080
                                                                                                            ------------------------
                                                                                                                          2,864,250
                                                                                                            ------------------------
ENERGY - 3.8%
                             45,000    PetroHawk Energy Corp.+                                                              720,000
                                                                                                             -----------------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES  - 1.7%
                             60,000    Restoration Hardware, Inc.+                                                          313,800
                                                                                                             -----------------------
INFORMATION TECHNOLOGY - 8.4%
                             50,200    InPhonic, Inc.+                                                                      422,684
                             38,100    Omnicell, Inc.+                                                                      441,198
                             30,000    VeriSign, Inc.+                                                                      712,500
                                                                                                             -----------------------
                                                                                                                          1,576,382
                                                                                                             -----------------------
INSURANCE CARRIERS - 8.3%
                              8,000    Fidelity National Financial, Inc.                                                    315,760
                             85,000    Quanta Capital Holdings, Ltd.+                                                       458,150
                             25,000    Tower Group, Inc.                                                                    480,250
                             15,000    UnumProvident Corp.                                                                  304,950
                                                                                                             -----------------------
                                                                                                                          1,559,110
                                                                                                             -----------------------

MEASURING, ANALYZING & Controlling Instruments;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 16.3%
                             16,000    Biomet, Inc.                                                                         604,960
                              9,300    Cooper Cos., Inc.                                                                    515,499
                              8,000    Edwards Lifesciences Corp.+                                                          343,520
                             22,200    Syneron Medical, Ltd.+                                                               617,604
                             44,000    Wright Medical Group, Inc. +                                                         982,080
                                                                                                             -----------------------
                                                                                                                          3,063,663
                                                                                                             -----------------------
NONDEPOSITORY CREDIT INSTITUTIONS - 12.6%
                             15,000    Ameriprise Financial, Inc.                                                           610,350
                              4,000    Capital One Financial Corp.                                                          333,200
                             10,700    Countrywide Financial Corp.                                                          357,808
                             20,000    First Marblehead Corp.                                                               647,600
                             32,500    MarketAxess Holdings, Inc.+                                                          419,250
                                                                                                             -----------------------
                                                                                                                          2,368,208
                                                                                                             -----------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 11.0%
                             12,500    Dow Jones & Co., Inc.                                                                475,125
                              9,000    EW Scripps Co., Class A                                                              435,060
                              8,800    Meredith Corp.                                                                       481,888
                             42,840    News Corp., Class A                                                                  675,158
                                                                                                             -----------------------
                                                                                                                          2,067,231
                                                                                                             -----------------------
OIL & GAS EXTRACTION - 2.7%
                             53,000    Whittier Energy Corp.+                                                               519,930
                                                                                                             -----------------------
TRAVEL & LEISURE - 2.4%
                             21,000    Priceline.com, Inc.+                                                                  463,050
                                                                                                             -----------------------


Total Common Stock (Cost $15,064,433)                                                                                    18,367,400
                                                                                                             -----------------------


       Principal
SHORT TERM INVESTMENTS - 2.4%
MONEY MARKET DEPOSIT ACCOUNT - 2.4%
$                           449,889    Citibank Money Market Deposit Account (Cost $449,889)                                449,889
                                                                                                             -----------------------

Total Investments in Securities - 100%
(Cost $15,514,322)*                                                                                                    $ 18,817,289
Other Assets & Liabilities, Net - 0.0%                                                                                      (2,720)
                                                                                                             -----------------------
NET ASSETS - 100.0%                                                                                                     $ 18,814,569
                                                                                                             =======================


------------------------------------------------------------------------------------------------------------------------------------
+ Non-income producing security.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
 (depreciation) consists of:

                              Gross Unrealized Appreciation                                                              $3,573,605
                              Gross Unrealized Depreciation                                                               (270,638)
                                                                                                             -----------------------
                              Net Unrealized Appreciation (Depreciation)                                                 $3,302,967


Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    3/17/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    3/17/06
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    3/17/06
         __________________________